General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Consulting fees	$ 76	$ 48
Filing fees	14	9
General office expenses	17	19
Investor relations	16	3
Management fees	126	116
Professional fees	13	35
Salaries and benefits		75
Total	$ 262	$ 305